Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 20,943	€ 25,717	€ 17,961
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Trade and other payables	104,815	103,622	99,864
Losses on derivative financial instruments	320	267	1,293
Total financial liabilities	161,226	155,573	143,545
Not later than two months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	860	314	659
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Trade and other payables	26,914	27,587	29,407
Losses on derivative financial instruments	320	267	1,293
Total financial liabilities	63,242	54,135	55,786
Later than two months and not later than twelve months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	9,722	4,526	10,973
Trade and other payables	77,901	76,035	70,457
Total financial liabilities	87,623	80,561	81,430
2020 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	3,177	10,576	2,853
Total financial liabilities	3,177	10,576	2,853
Between 2 and 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,381	7,455	3,476
Total financial liabilities	5,381	7,455	€ 3,476
Later than five years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	1,803	2,846
Total financial liabilities	€ 1,803	€ 2,846